Cash flow information - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings
Net debt at beginning of the year	£ 203,595	£ 253,746
Net debt cash flows	243,185	(78,339)
Net debt other movement	27,296	28,188
Net debt at end of the year	474,076	203,595
Non-current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	505,779	486,694
Net debt cash flows	(555)
Net debt other movement	14,786	19,085
Net debt at end of the year	520,010	505,779
Current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	5,453	9,074
Net debt cash flows	(19,325)	(21,973)
Net debt other movement	19,477	18,352
Net debt at end of the year	5,605	5,453
Cash and cash equivalents
Disclosure of detailed information about borrowings
Net debt at beginning of the year	(307,637)	(242,022)
Net debt cash flows	263,065	(56,366)
Net debt other movement	(6,967)	(9,249)
Net debt at end of the year	£ (51,539)	£ (307,637)